Columbia Intermediate Duration Municipal Bond Fund
First Quarter Report
January 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 1.5%
Issue Description	Yield	Principal Amount ($)	Value ($)
New York 1.5%
City of New York(a),(b)
Unlimited General Obligation Bonds
Series 2016 (Landesbank Hessen-Thüringen)
08/01/2044	3.250%	4,920,000	4,920,000
Subordinated Series 2014I-2 (JPMorgan Chase Bank)
03/01/2040	3.250%	1,900,000	1,900,000
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2012C (JPMorgan Chase Bank)
11/01/2036	3.250%	5,610,000	5,610,000
New York City Transitional Finance Authority Future Tax Secured Revenue(a),(b)
Revenue Bonds
Series 2018 (JPMorgan Chase Bank)
08/01/2045	3.250%	4,500,000	4,500,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	3.250%	6,090,000	6,090,000
Total			23,020,000
Total Floating Rate Notes (Cost $23,020,000)			23,020,000

Municipal Bonds 97.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 3.3%
Black Belt Energy Gas District(b)
Revenue Bonds
Gas Project
Series 2025E (Mandatory Put 05/01/35)
12/01/2055	5.000%	2,500,000	2,680,679
Series 2024D (Mandatory Put 11/01/34)
03/01/2055	5.000%	2,000,000	2,160,002
Black Belt Energy Gas District
Revenue Bonds
Project No. 5
Series 2020A-1 (Mandatory Put 10/01/26)
10/01/2049	4.000%	6,500,000	6,542,480
Series 2023A (Mandatory Put 10/01/30)
01/01/2054	5.250%	9,000,000	9,633,546
County of Jefferson Sewer
Refunding Revenue Bonds
Series 2024
10/01/2041	5.250%	1,500,000	1,649,407
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Southeast Alabama Gas Supply District (The)(b)
Refunding Revenue Bonds
Project #1
Series 2024A (Mandatory Put 04/01/32)
08/01/2054	5.000%	3,000,000	3,216,545
Southeast Energy Authority A Cooperative District
Revenue Bonds
Series 2025D
09/01/2035	5.000%	5,000,000	5,510,551
Series 2025E
10/01/2030	5.000%	10,000,000	10,857,067
UAB Medicine Finance Authority
Refunding Revenue Bonds
University of Alabama - Medicine
Series 2017B2
09/01/2036	5.000%	2,340,000	2,388,122
09/01/2037	5.000%	2,030,000	2,068,565
09/01/2041	5.000%	1,020,000	1,033,514
Revenue Bonds
University of Alabama - Medicine
Series 2019
09/01/2044	4.000%	2,470,000	2,406,171
Total			50,146,649
Arizona 3.7%
Arizona Industrial Development Authority(c)
Refunding Revenue Bonds
Arizona Agribusiness & Equine Center, Inc. Project
Series 2017B
03/01/2037	5.000%	1,250,000	1,253,637
03/01/2042	5.000%	1,000,000	973,237
Revenue Bonds
Cadence Campus Project
Series 2020A
07/15/2030	4.000%	395,000	397,600
07/15/2040	4.000%	925,000	873,103
07/15/2050	4.000%	4,300,000	3,480,884
Doral Academy Nevada - Fire Mesa
Series 2019A
07/15/2029	3.550%	685,000	676,418
07/15/2049	5.000%	4,025,000	3,644,361
Lone Mountain Campus Projects
Series 2019
12/15/2029	3.750%	290,000	290,121
12/15/2039	5.000%	400,000	402,469
12/15/2049	5.000%	700,000	646,175
Pinecrest Academy - Horizon
Series 2018
07/15/2038	5.750%	1,750,000	1,758,526

Columbia Intermediate Duration Municipal Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Arizona State University
Revenue Bonds
Green Bonds
Series 2019A
07/01/2037	5.000%	7,800,000	8,303,768
Industrial Development Authority of the City of Phoenix (The)(c)
Revenue Bonds
FAC-Legacy Traditional Schools Project
Series 2016
07/01/2031	5.000%	3,000,000	3,008,263
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2036	5.000%	2,800,000	2,801,691
02/15/2046	5.000%	1,000,000	966,365
Series 2018
02/15/2048	5.000%	1,960,000	1,878,832
Maricopa County Industrial Development Authority
Refunding Revenue Bonds
HonorHealth
Series 2024D
12/01/2041	5.000%	1,400,000	1,528,706
Horizon Community Learning Center
Series 2016
07/01/2035	5.000%	2,325,000	2,332,074
Revenue Bonds
Reid Traditional Schools Project
Series 2016
07/01/2036	5.000%	750,000	750,997
Maricopa County Industrial Development Authority(c)
Refunding Revenue Bonds
Legacy Traditional Schools Project
Series 2019
07/01/2039	5.000%	1,000,000	1,019,866
Paradise Schools Project
Series 2016
07/01/2047	5.000%	1,225,000	1,123,946
Salt River Project Agricultural Improvement & Power District
Revenue Bonds
Salt River Project
Series 2025C
01/01/2043	5.000%	8,370,000	9,304,489
Series 2023A
01/01/2043	5.000%	3,000,000	3,246,657
Series 2024A
01/01/2031	5.000%	2,780,000	3,131,977
01/01/2032	5.000%	850,000	974,408
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sierra Vista Industrial Development Authority(c)
Revenue Bonds
American Leadership Academy Project
Series 2024
06/15/2044	5.000%	1,675,000	1,573,393
Total			56,341,963
California 9.1%
Alvord Unified School District(d)
Unlimited General Obligation Bonds
2007 Election
Series 2011B (AGM)
08/01/2046	0.000%	1,150,000	1,417,306
Bay Area Toll Authority(e)
Revenue Bonds
San Francisco Bay Area Toll Bridge
Series 2013 (Mandatory Put 04/01/27)
Muni Swap Index Yield + 1.250% 04/01/2036	3.530%	5,000,000	5,008,916
California Community Choice Financing Authority(b)
Revenue Bonds
Clean Energy Project - Sustainable Bonds
Series 2025 (Mandatory Put 10/01/33)
12/01/2055	5.000%	12,000,000	12,838,522
California Community Choice Financing Authority
Revenue Bonds
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 08/01/29)
07/01/2053	5.000%	2,000,000	2,115,210
California Health Facilities Financing Authority
Refunding Revenue Bonds
Children’s Hospital
Series 2017A
08/15/2042	5.000%	1,000,000	1,001,706
Revenue Bonds
El Camino Hospital
Series 2017
02/01/2034	5.000%	1,750,000	1,793,092
California Municipal Finance Authority(c)
Refunding Revenue Bonds
California Baptist University
Series 2025
11/01/2035	5.000%	2,500,000	2,673,387
California Municipal Finance Authority
Revenue Bonds
National University
Series 2019A
04/01/2037	5.000%	1,470,000	1,553,302
California School Finance Authority(c)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2036	5.000%	1,910,000	1,910,542
Columbia Intermediate Duration Municipal Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Aspire Public Schools Obligation Group
Series 2021
08/01/2041	4.000%	500,000	464,009
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2023
09/01/2037	5.000%	4,800,000	5,546,458
09/01/2038	5.000%	1,000,000	1,143,906
California Statewide Communities Development Authority
Revenue Bonds
Methodist Hospital of Southern California
Series 2018
01/01/2038	5.000%	3,000,000	3,106,481
Series 2017
05/15/2033	5.000%	1,350,000	1,382,996
05/15/2034	5.000%	1,000,000	1,023,338
05/15/2035	5.000%	2,200,000	2,247,905
City of Los Angeles Department of Airports(f)
Refunding Revenue Bonds
Green Bonds
Subordinated Series 2023
05/15/2039	5.250%	2,000,000	2,227,420
05/15/2040	5.250%	1,320,000	1,460,558
Los Angeles International Airport
Subordinated Series 2022
05/15/2029	5.000%	2,060,000	2,216,966
Revenue Bonds
Series 2020C
05/15/2030	5.000%	5,000,000	5,489,230
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2030	5.000%	1,910,000	1,914,099
11/15/2031	5.000%	1,000,000	1,002,127
11/15/2032	5.000%	1,610,000	1,613,364
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2035	4.000%	1,000,000	1,009,619
Escondido Union High School District(d)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2008
Series 2009A (AGM)
08/01/2031	0.000%	480,000	417,030
Escondido Union High School District(g)
Unlimited General Obligation Bonds
Convertible
Series 2011
08/01/2032	5.450%	1,250,000	1,253,725
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Fresno Unified School District
Unlimited General Obligation Refunding Bonds
Series 2002A (MBIA)
08/01/2026	6.000%	290,000	290,469
Golden State Tobacco Securitization Corp.
Prerefunded 06/01/27 Revenue Bonds
Series 2017A-1
06/01/2028	5.000%	1,000,000	1,038,935
06/01/2029	5.000%	1,000,000	1,038,935
Hartnell Community College District(d)
Unlimited General Obligation Refunding Bonds
Capital Appreciation Serial Bonds
Series 2015A
08/01/2035	0.000%	2,650,000	1,799,455
Lakeside Union School District/Kern County(d)
Unlimited General Obligation Bonds
Capital Appreciation - Election
Series 2009 Escrowed to Maturity (AGM)
09/01/2027	0.000%	5,000	4,817
Los Angeles Department of Water & Power
Refunding Revenue Bonds
Series 2025A (BAM)
07/01/2042	5.000%	500,000	551,354
Los Angeles Department of Water & Power System
Refunding Revenue Bonds
Series 2025A
01/01/2030	5.000%	1,250,000	1,359,342
Series 2025B
07/01/2034	5.000%	1,000,000	1,170,580
Series 2025C
07/01/2036	5.000%	2,000,000	2,335,252
M-S-R Energy Authority
Revenue Bonds
Series 2009A
11/01/2039	6.500%	4,940,000	6,132,202
Norman Y Mineta San Jose International Airport SJC
Refunding Revenue Bonds
Series 2017B
03/01/2042	5.000%	1,665,000	1,691,369
Norman Y. Mineta San Jose International Airport(f)
Refunding Revenue Bonds
Series 2017A
03/01/2041	5.000%	1,000,000	1,008,612
Pasadena Public Financing Authority(d)
Revenue Bonds
Capital Appreciation - Rose Bowl
Series 2010A
03/01/2029	0.000%	2,000,000	1,858,182

Columbia Intermediate Duration Municipal Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pico Rivera Water Authority
Revenue Bonds
Water System Project
Series 1999A (NPFGC)
05/01/2029	5.500%	1,385,000	1,445,098
Rancho Santiago Community College District(d)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2002
Series 2006C (AGM)
09/01/2031	0.000%	28,000,000	24,077,903
Sacramento Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Subordinated Series 2015A (BAM)
12/01/2027	5.000%	235,000	235,322
12/01/2028	5.000%	425,000	425,589
12/01/2030	5.000%	1,000,000	1,001,316
12/01/2031	5.000%	2,000,000	2,002,558
San Francisco City & County Airport Commission - San Francisco International Airport(f)
Refunding Revenue Bonds
Second Series 2024
05/01/2041	5.250%	3,360,000	3,726,256
San Francisco City & County Airport Commission-San Francisco International Airport(f)
Refunding Revenue Bonds
Series 2024-2
05/01/2040	5.250%	3,500,000	3,905,795
Revenue Bonds
Series 2019E
05/01/2045	5.000%	13,500,000	13,760,874
San Jose Unified School District(d)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2002
Series 2006C (NPFGC)
08/01/2027	0.000%	1,495,000	1,444,983
Southern California Public Power Authority
Revenue Bonds
Clean Energy Project
Series 2024A (Mandatory Put 09/01/30)
04/01/2055	5.000%	1,000,000	1,066,645
State of California
Unlimited General Obligation Refunding Bonds
Series 2025
03/01/2033	5.000%	1,000,000	1,180,896
Total			138,383,953
Colorado 3.4%
Arkansas River Power Authority
Refunding Revenue Bonds
Series 2018A
10/01/2038	5.000%	2,250,000	2,307,482
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City & County of Denver
Revenue Bonds
Series 2018A-1
08/01/2041	5.000%	8,000,000	8,070,683
City & County of Denver Airport System(f)
Refunding Revenue Bonds
Series 2017A
11/15/2030	5.000%	5,010,000	5,207,245
Series 2022D
11/15/2039	5.750%	2,250,000	2,541,797
Subordinated Series 2023B
11/15/2040	5.500%	1,250,000	1,396,642
11/15/2041	5.500%	1,000,000	1,114,073
City of Colorado Springs Utilities System
Revenue Bonds
Series 2025A
11/15/2039	5.000%	1,250,000	1,444,253
Colorado Bridge & Tunnel Enterprise
Refunding Revenue Bonds
Series 2024B
12/01/2035	5.000%	5,200,000	6,139,852
Colorado Health Facilities Authority
Prerefunded 06/01/27 Revenue Bonds
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2030	5.000%	2,000,000	2,069,032
06/01/2047	5.000%	1,000,000	1,034,516
Prerefunded 09/01/30 Revenue Bonds
Parkview Medical Center, Inc. Project
Series 2020
09/01/2045	4.000%	1,000,000	1,070,631
09/01/2050	4.000%	1,500,000	1,605,946
Refunding Revenue Bonds
CommonSpirit Health
Series 2019A
08/01/2044	4.000%	2,000,000	1,831,624
08/01/2049	4.000%	2,265,000	1,935,937
Colorado State University Research Foundation(c)
Revenue Bonds
The Prospect Project
Series 2025A
03/01/2040	5.000%	1,500,000	1,556,077
Denver City & County School District No. 1
Unlimited General Obligation Bonds
Series 2021
12/01/2039	5.000%	5,000,000	5,412,461
Series 2025A
12/01/2036	5.250%	3,500,000	4,171,439
Columbia Intermediate Duration Municipal Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of Colorado
Revenue Bonds
Series 2025A
06/01/2036	5.000%	2,500,000	2,941,793
Total			51,851,483
Connecticut 1.9%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Fairfield University
Series 2018S
07/01/2029	5.000%	1,000,000	1,063,811
State of Connecticut
Revenue Bonds
Special Tax Obligation
Series 2020
05/01/2040	5.000%	2,130,000	2,278,352
Unlimited General Obligation Bonds
Series 2016A
03/15/2027	5.000%	2,155,000	2,161,974
Series 2017A
04/15/2034	5.000%	3,000,000	3,082,821
Series 2019A
04/15/2036	5.000%	2,200,000	2,347,785
Series 2024F
11/15/2032	5.000%	5,000,000	5,796,506
Social Bonds
Series 2022F
11/15/2038	5.000%	2,000,000	2,235,142
State of Connecticut Special Tax
Revenue Bonds
Transportation Infrastructure
Series 2024
07/01/2035	5.000%	2,580,000	3,047,005
University of Connecticut
Revenue Bonds
Series 2016A
03/15/2032	5.000%	2,000,000	2,004,923
Series 2017A
01/15/2033	5.000%	4,000,000	4,095,849
Series 2019A
11/01/2036	5.000%	1,485,000	1,567,779
Total			29,681,947
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Delaware 0.1%
Delaware River & Bay Authority
Refunding Revenue Bonds
Series 2024B
01/01/2041	5.000%	735,000	824,412
01/01/2042	5.000%	1,280,000	1,421,166
Total			2,245,578
District of Columbia 2.7%
District of Columbia
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2030	5.000%	3,000,000	3,003,466
Friendship Public Charter School
Series 2016
06/01/2036	5.000%	4,815,000	4,828,395
06/01/2046	5.000%	1,385,000	1,349,757
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2044	4.000%	3,480,000	3,136,063
Unlimited General Obligation Bonds
Series 2023A
01/01/2039	5.000%	1,000,000	1,116,256
District of Columbia Income Tax
Revenue Bonds
Series 2023A
05/01/2041	5.000%	4,000,000	4,416,458
Metropolitan Washington Airports Authority(f)
Refunding Revenue Bonds
Airport System
Series 2019A
10/01/2037	5.000%	5,000,000	5,251,167
Series 2023A
10/01/2039	5.250%	1,400,000	1,535,106
Metropolitan Washington Airports Authority Aviation(f)
Refunding Revenue Bonds
Series 2024A
10/01/2043	5.250%	7,190,000	7,736,291
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	3,000,000	2,626,797
Metropolitan Washington Airports Authority Dulles Toll Road(d)
Revenue Bonds
Capital Appreciation - 2nd Senior Lien
Series 2009B (AGM)
10/01/2026	0.000%	5,000,000	4,913,105

Columbia Intermediate Duration Municipal Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington Convention & Sports Authority
Refunding Revenue Bonds
Series 2018A
10/01/2030	5.000%	1,500,000	1,555,610
Total			41,468,471
Florida 5.1%
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien
Series 2017 (BAM)
07/01/2041	4.000%	4,000,000	3,946,324
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018
11/15/2048	5.000%	1,750,000	1,696,971
Series 2018A
11/15/2043	5.000%	1,085,000	1,089,153
City of Lakeland Department of Electric Utilities
Refunding Revenue Bonds
Series 2010 (AGM)
10/01/2028	5.250%	1,250,000	1,344,014
City of Orlando Tourist Development Tax
Refunding Revenue Bonds
Senior Lien - Tourist Development
Series 2017 (AGM)
11/01/2035	5.000%	2,270,000	2,346,401
City of Tampa(d)
Revenue Bonds
Capital Appreciation
Series 2020A
09/01/2034	0.000%	650,000	482,809
County of Broward Port Facilities
Revenue Bonds
Series 2025
09/01/2041	5.250%	845,000	928,735
09/01/2042	5.250%	1,000,000	1,091,855
09/01/2043	5.250%	750,000	809,404
County of Miami-Dade Aviation(f)
Refunding Revenue Bonds
Series 2024A
10/01/2035	5.000%	4,400,000	4,990,951
Revenue Bonds
Series 2019A
10/01/2044	4.000%	1,000,000	922,834
County of Miami-Dade Seaport Department(f)
Refunding Revenue Bonds
Series 2023A
10/01/2039	5.000%	3,000,000	3,201,534
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Osceola Transportation(d)
Refunding Revenue Bonds
Series 2020A-2
10/01/2034	0.000%	1,850,000	1,329,558
Series 2020A-2 (AGM)
10/01/2030	0.000%	1,200,000	1,019,910
Florida Municipal Power Agency
Refunding Revenue Bonds
All Requirements Power Supply Project
Series 2025A
10/01/2035	5.000%	1,400,000	1,600,586
Greater Orlando Aviation Authority
Revenue Bonds
Subordinated Series 2024
10/01/2040	5.250%	5,765,000	6,416,277
United Airlines, Inc. Project
Series 2025
11/01/2034	5.250%	3,000,000	3,231,060
Halifax Hospital Medical Center
Refunding Revenue Bonds
Series 2016
06/01/2026	5.000%	1,525,000	1,535,811
06/01/2027	5.000%	1,295,000	1,304,263
Hillsborough County Aviation Authority(f)
Revenue Bonds
Tampa International Airport
Series 2024
10/01/2041	5.250%	4,225,000	4,705,358
Subordinated Series 2018
10/01/2048	5.000%	3,000,000	3,007,414
Monroe County School District
Refunding Certificate of Participation
Series 2018A
06/01/2034	5.000%	1,000,000	1,029,587
Orange County School Board
Prerefunded 08/01/26 Certificate of Participation
Series 2016C
08/01/2033	5.000%	5,000,000	5,067,309
Palm Beach County Health Facilities Authority
Revenue Bonds
Lifespace Communities, Inc.
Series 2018
05/15/2036	5.000%	2,550,000	2,581,293
05/15/2037	5.000%	2,500,000	2,526,574
Pasco County School Board
Refunding Certificate of Participation
Series 2015A
08/01/2027	5.000%	2,500,000	2,504,997
Columbia Intermediate Duration Municipal Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates
Series 2019
01/01/2029	5.000%	320,000	326,766
01/01/2049	5.000%	1,000,000	958,897
Sarasota County Health Facilities Authority
Refunding Revenue Bonds
Village of Isle Project
Series 2016
01/01/2030	5.000%	750,000	757,199
01/01/2031	5.000%	935,000	943,711
01/01/2032	5.000%	1,100,000	1,109,915
Sarasota County Public Hospital District
Revenue Bonds
Memorial Hospital District
Series 2018
07/01/2041	5.000%	5,000,000	5,124,121
St. Johns County Industrial Development Authority
Refunding Revenue Bonds
Vicar’s Landing Project
Series 2021
12/15/2041	4.000%	500,000	452,278
12/15/2046	4.000%	500,000	409,301
12/15/2050	4.000%	500,000	389,599
Sterling Hill Community Development District(h)
Special Assessment Bonds
Series 2003B
11/01/2010	0.000%	137,787	56,493
Volusia County Educational Facility Authority
Refunding Revenue Bonds
Embry Riddle Aeronautical University
Series 2020
10/15/2044	5.000%	5,850,000	6,053,541
Total			77,292,803
Georgia 2.9%
City of Atlanta Department of Aviation(f)
Revenue Bonds
Series 2024B
07/01/2041	5.250%	1,770,000	1,960,917
07/01/2042	5.250%	950,000	1,039,712
City of Atlanta Water & Wastewater
Prerefunded 11/01/27 Revenue Bonds
Series 2018B
11/01/2043	5.000%	2,805,000	2,936,581
Revenue Bonds
Series 2018B
11/01/2043	5.000%	195,000	199,484
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Gainesville & Hall County Development Authority(h)
Refunding Revenue Bonds
Riverside Military Academy
Series 2017
03/01/2027	0.000%	315,000	141,750
03/01/2037	0.000%	2,500,000	1,125,000
03/01/2052	0.000%	2,925,000	1,316,250
Gainesville & Hall County Hospital Authority
Refunding Revenue Bonds
Northeast Georgia Health System, Inc. Project
Series 2017
02/15/2037	5.000%	2,000,000	2,034,925
Northeast Georgia Health Systems, Inc.
Series 2017
02/15/2036	5.000%	1,500,000	1,528,128
02/15/2042	5.000%	3,000,000	3,029,733
Series 2020
02/15/2040	4.000%	7,000,000	6,978,636
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2019A
05/15/2030	5.000%	2,750,000	2,906,427
05/15/2031	5.000%	4,000,000	4,204,715
Series 2025A (Mandatory Put 06/01/32)
06/01/2055	5.000%	13,760,000	14,858,538
Total			44,260,796
Guam 0.1%
Territory of Guam(i)
Refunding Revenue Bonds
Section 30
Series 2016A
12/01/2032	5.000%	1,310,000	1,325,322
12/01/2033	5.000%	1,000,000	1,011,493
Total			2,336,815
Idaho 0.1%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2021
10/01/2031	3.800%	2,100,000	2,087,154
Illinois 12.8%
Chicago Board of Education
Revenue Bonds
Series 2017
04/01/2046	6.000%	1,500,000	1,520,164
Series 2018
04/01/2042	5.000%	1,500,000	1,513,950
04/01/2046	5.000%	1,250,000	1,227,836

Columbia Intermediate Duration Municipal Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chicago Housing Authority
Revenue Bonds
Series 2018A (HUD)
01/01/2037	5.000%	2,500,000	2,574,249
Chicago O’Hare International Airport(f)
Refunding Revenue Bonds
Senior Lien
Series 2018
01/01/2037	5.000%	1,200,000	1,246,328
Series 2018A
01/01/2038	5.000%	4,250,000	4,398,485
01/01/2039	5.000%	1,250,000	1,290,508
Series 2022
01/01/2038	5.000%	1,000,000	1,069,962
01/01/2039	5.000%	1,215,000	1,298,626
01/01/2040	5.000%	1,770,000	1,882,279
Series 2024C
01/01/2033	5.000%	2,000,000	2,250,335
Chicago Transit Authority
Revenue Bonds
Second Lien
Series 2017
12/01/2046	5.000%	3,000,000	3,006,306
Chicago Transit Authority Sales Tax Receipts Fund
Refunding Revenue Bonds
Second Lien
Junior Subordinated Series 2020A
12/01/2050	4.000%	3,000,000	2,608,930
City of Chicago
Unlimited General Obligation Bonds
Series 2017A
01/01/2038	6.000%	10,000,000	10,151,957
Series 2019A
01/01/2040	5.000%	2,265,000	2,289,903
01/01/2044	5.000%	5,875,000	5,855,933
Series 2020A Escrowed to Maturity
01/01/2028	5.000%	1,925,000	2,018,254
Unlimited General Obligation Refunding Bonds
Series 2020A
01/01/2028	5.000%	4,075,000	4,183,874
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Junior Subordinated Series 2017B
01/01/2032	5.000%	2,000,000	2,043,267
01/01/2035	5.000%	3,310,000	3,373,118
Series 2017B
01/01/2033	5.000%	2,500,000	2,551,816
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/2027	5.000%	3,750,000	3,816,386
Revenue Bonds
2nd Lien
Junior Subordinated Series 2016A-1
11/01/2027	5.000%	1,000,000	1,017,703
11/01/2029	5.000%	1,000,000	1,018,464
Series 2016A-1
11/01/2028	5.000%	1,000,000	1,018,614
Cook County School District No. 144 Prairie Hills(d)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2011C (AGM)
12/01/2028	0.000%	2,830,000	2,607,503
12/01/2029	0.000%	2,580,000	2,306,413
Cook County School District No. 83 Mannheim
Unlimited General Obligation Bonds
School
Series 2013
06/01/2033	5.625%	2,830,000	3,178,457
County of Cook
Unlimited General Obligation Refunding Bonds
Series 2016A
11/15/2028	5.000%	3,150,000	3,210,102
11/15/2031	5.000%	2,750,000	2,794,695
County of Cook Sales Tax
Refunding Revenue Bonds
Series 2018
11/15/2035	5.250%	1,520,000	1,582,100
11/15/2036	5.250%	3,000,000	3,116,943
Illinois Finance Authority
Improvement Refunding Bonds
Chicago International
Series 2017
12/01/2037	5.000%	1,000,000	1,012,184
12/01/2047	5.000%	1,000,000	963,698
Prerefunded 01/01/27 Revenue Bonds
Edward-Elmhurst Healthcare
Series 2017
01/01/2036	5.000%	2,000,000	2,047,582
Prerefunded 01/01/28 Revenue Bonds
Edward-Elmhurst Healthcare
Series 2018
01/01/2044	5.000%	5,000,000	5,247,015
Refunding Revenue Bonds
OSF Healthcare System
Series 2015A
11/15/2026	5.000%	1,000,000	1,001,637
11/15/2027	5.000%	500,000	500,610
Columbia Intermediate Duration Municipal Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018A
05/15/2043	5.000%	5,000,000	5,095,860
University of Chicago
Series 2024B
04/01/2038	5.250%	1,900,000	2,177,652
04/01/2039	5.250%	2,085,000	2,367,111
Revenue Bonds
University of Illinois at Urbana-Champaign Project
Series 2019
10/01/2049	5.000%	1,250,000	1,267,334
Illinois Municipal Electric Agency
Refunding Revenue Bonds
Series 2025A (AGM)
02/01/2034	5.000%	5,000,000	5,815,320
Illinois State Toll Highway Authority
Refunding Revenue Bonds
Series 2016A
12/01/2032	5.000%	7,790,000	7,805,398
Series 2019A
01/01/2031	5.000%	500,000	537,161
Unrefunded Revenue Bonds
Series 2016A
12/01/2031	4.000%	5,000,000	5,004,943
Railsplitter Tobacco Settlement Authority
Prerefunded 06/01/26 Revenue Bonds
Series 2017
06/01/2027	5.000%	4,185,000	4,221,850
Sales Tax Securitization Corp.
Refunding Revenue Bonds
Sales Tax Securitization
Series 2017
01/01/2029	5.000%	1,000,000	1,043,019
01/01/2030	5.000%	1,450,000	1,510,843
Senior Lien
Series 2020A
01/01/2030	5.000%	2,000,000	2,174,105
Series 2018A
01/01/2031	5.000%	2,000,000	2,081,674
Series 2018C
01/01/2043	5.250%	5,000,000	5,135,943
Southwestern Illinois Development Authority
Revenue Bonds
Local Government - Southwestern Illinois Flood Prevention District Council Project
Subordinated Series 2016
10/15/2029	5.000%	1,780,000	1,783,853
10/15/2032	5.000%	1,335,000	1,337,856
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Illinois
Revenue Bonds
Junior Obligations
Series 2018B
06/15/2034	5.000%	5,000,000	5,224,679
Unlimited General Obligation Bonds
Series 2016
06/01/2026	5.000%	5,000,000	5,040,302
11/01/2030	5.000%	1,000,000	1,016,394
Series 2019B
11/01/2034	4.000%	5,000,000	5,092,035
Series 2020
05/01/2039	5.500%	4,000,000	4,299,823
05/01/2045	5.750%	2,000,000	2,114,217
Series 2020C
05/01/2030	5.500%	1,500,000	1,613,412
Series 2021A
03/01/2039	4.000%	3,200,000	3,164,555
Series 2023B
05/01/2040	5.250%	1,690,000	1,825,900
Unlimited General Obligation Refunding Bonds
Series 2016
02/01/2026	5.000%	7,000,000	7,000,752
Series 2018A
10/01/2029	5.000%	2,400,000	2,547,029
Series 2018B
10/01/2027	5.000%	2,300,000	2,391,281
10/01/2029	5.000%	5,000,000	5,306,310
State of Illinois Sales Tax
Revenue Bonds
Junior Obligation
Series 2024C
06/15/2041	5.000%	5,000,000	5,396,579
Total			196,189,376
Indiana 0.7%
Indiana Finance Authority
Revenue Bonds
BHI Senior Living
Series 2016A
11/15/2046	5.250%	2,500,000	2,504,155
Series 2018
11/15/2038	5.000%	2,000,000	2,040,424
Ohio Valley Electric Corp. Project
Series 2020
11/01/2030	3.000%	2,000,000	1,972,461
11/01/2030	3.000%	1,000,000	986,230

Columbia Intermediate Duration Municipal Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Purdue University
Refunding Revenue Bonds
Series 2025A
07/01/2036	5.000%	2,500,000	2,924,365
Total			10,427,635
Iowa 0.4%
Iowa Finance Authority
Revenue Bonds
Lifespace Communities, Inc.
Series 2016
05/15/2036	5.000%	4,065,000	4,075,930
Series 2018A
05/15/2043	5.000%	1,000,000	1,000,047
Northcrest, Inc. Project
Series 2018A
03/01/2048	5.000%	1,250,000	1,182,933
Total			6,258,910
Kentucky 1.8%
Kentucky Economic Development Finance Authority
Revenue Bonds
Baptist Healthcare Systems
Series 2017B
08/15/2041	5.000%	3,500,000	3,569,287
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
09/01/2029	5.000%	4,000,000	4,006,742
Kentucky Public Energy Authority
Refunding Revenue Bonds
Series 2023A-1 (Mandatory Put 02/01/32)
04/01/2054	5.250%	5,000,000	5,403,756
Kentucky Public Energy Authority(b)
Refunding Revenue Bonds
Series 2025A (Mandatory Put 12/01/29)
06/01/2055	5.250%	5,600,000	5,958,751
Louisville/Jefferson County Metropolitan Government
Refunding Revenue Bonds
Norton Healthcare, Inc.
Series 2016
10/01/2030	5.000%	1,300,000	1,318,700
10/01/2031	5.000%	3,500,000	3,548,711
Paducah Electric Plant Board
Refunding Revenue Bonds
Series 2016A (AGM)
10/01/2027	5.000%	2,000,000	2,031,419
10/01/2028	5.000%	1,850,000	1,878,905
Total			27,716,271
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maine 0.2%
Maine Health & Higher Educational Facilities Authority
Revenue Bonds
Main Health Services
Series 2018A
07/01/2043	5.000%	3,500,000	3,565,206
Maryland 1.3%
County of Anne Arundel
Limited General Obligation Bonds
Consolidated General Improvements
Series 2019
10/01/2031	5.000%	3,500,000	3,826,602
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2030	3.250%	395,000	384,184
Maryland State Transportation Authority
Refunding Revenue Bonds
Transportation Facilities Projects
Series 2024
07/01/2041	5.000%	5,000,000	5,605,378
State of Maryland
Unlimited General Obligation Refunding Bonds
Series 2017B
08/01/2026	5.000%	10,000,000	10,140,004
Total			19,956,168
Massachusetts 3.7%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Consolidated Loan of 2023
Series 2023
05/01/2040	5.000%	870,000	971,128
Series 2018A
01/01/2035	5.000%	10,000,000	10,469,359
Series 2019A
01/01/2037	5.000%	850,000	901,944
01/01/2039	5.000%	3,960,000	4,179,061
Limited General Obligation Refunding Bonds
Series 2023C
08/01/2040	5.000%	5,000,000	5,588,316
Massachusetts Bay Transportation Authority(d)
Refunding Revenue Bonds
Series 2016A
07/01/2029	0.000%	3,500,000	3,183,586
Columbia Intermediate Duration Municipal Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Bay Transportation Authority Sales Tax
Revenue Bonds
Sustainability Bonds
Subordinated Series 2017
07/01/2046	5.000%	4,465,000	4,514,554
Massachusetts Development Finance Agency
Refundind Revenue Bonds
Boston University
Series 2025
10/01/2038	5.000%	3,000,000	3,447,968
Refunding Revenue Bonds
Emerson College
Series 2017A
01/01/2034	5.000%	1,000,000	1,025,272
Series 2025
01/01/2040	5.250%	535,000	571,635
01/01/2042	5.250%	450,000	469,335
Foxborough Regional Charter
Series 2017
07/01/2037	5.000%	1,400,000	1,412,264
Revenue Bonds
Harvard University
Series 2025A-2 (Mandatory Put 11/15/35)
05/15/2055	5.000%	4,510,000	5,365,009
UMass Boston Student Housing Project
Series 2016
10/01/2032	5.000%	1,300,000	1,309,143
10/01/2036	5.000%	4,600,000	4,617,028
Massachusetts Development Finance Agency(c)
Refunding Revenue Bonds
Newbridge Charles, Inc.
Series 2017
10/01/2032	4.000%	2,000,000	2,004,153
10/01/2037	5.000%	500,000	506,474
10/01/2047	5.000%	500,000	494,714
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2033	5.000%	975,000	1,005,483
Merrimack College Student Housing Project
Series 2024
07/01/2044	5.000%	500,000	502,717
Massachusetts Port Authority(f)
Refunding Revenue Bonds
Series 2019A
07/01/2040	5.000%	4,000,000	4,164,864
Total			56,704,007
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan 1.7%
Great Lakes Water Authority Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2018B
07/01/2029	5.000%	3,600,000	3,916,951
Michigan Finance Authority
Refunding Revenue Bonds
Henry Ford Health System
Series 2016
11/15/2041	5.000%	1,000,000	1,008,442
Revenue Bonds
Multimodal-McLaren Health Care
Series 2019
02/15/2044	4.000%	4,000,000	3,721,996
Michigan State Housing Development Authority
Revenue Bonds
Series 2024A
12/01/2039	4.100%	4,025,000	4,053,152
Michigan State University
Refunding Revenue Bonds
Series 2023A
08/15/2040	5.000%	5,550,000	6,132,429
Michigan Strategic Fund(f)
Revenue Bonds
I-75 Improvement Project
Series 2018
12/31/2043	5.000%	3,400,000	3,415,109
Wayne County Airport Authority
Revenue Bonds
Detroit Metro
Series 2018
12/01/2036	5.000%	3,205,000	3,365,913
Total			25,613,992
Minnesota 1.1%
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2029	5.000%	2,720,000	2,767,330
Duluth Economic Development Authority
Refunding Revenue Bonds
Essentia Health Obligation Group
Series 2018
02/15/2043	5.000%	1,000,000	1,014,963
Revenue Bonds
Benedictine Health System
Series 2021
07/01/2036	4.000%	3,000,000	2,856,157

Columbia Intermediate Duration Municipal Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2029	5.000%	1,050,000	1,084,716
Minneapolis-St. Paul Metropolitan Airports Commission(f)
Revenue Bonds
Private Activity
Subordinated Series 2024
01/01/2042	5.250%	5,000,000	5,430,486
Watertown-Mayer Independent School District No. 111(d)
Unlimited General Obligation Bonds
Series 2020A
02/01/2030	0.000%	2,475,000	2,150,320
Woodbury Housing & Redevelopment Authority
Revenue Bonds
St. Therese of Woodbury
Series 2014
12/01/2034	5.000%	1,000,000	1,000,723
Total			16,304,695
Mississippi 0.6%
Mississippi Hospital Equipment & Facilities Authority
Refunding Revenue Bonds
Forrest County General Hospital Project
Series 2019
01/01/2039	4.000%	1,500,000	1,496,279
01/01/2040	4.000%	1,100,000	1,085,628
State of Mississippi
Revenue Bonds
Series 2015E
10/15/2029	5.000%	3,500,000	3,505,836
State of Mississippi Gaming Tax
Revenue Bonds
Series 2019A
10/15/2036	5.000%	3,395,000	3,544,771
Total			9,632,514
Missouri 0.9%
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2044	4.000%	2,000,000	1,865,665
02/15/2049	4.000%	2,500,000	2,185,665
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
St. Luke’s Health Systems, Inc.
Series 2016
11/15/2034	5.000%	3,000,000	3,018,465
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kansas City Industrial Development Authority(f)
Revenue Bonds
Kansas City International Airport
Series 2019
03/01/2044	5.000%	2,000,000	2,026,605
Lee’s Summit Industrial Development Authority
Revenue Bonds
John Knox Village Project
Series 2016A
08/15/2036	5.000%	1,100,000	1,103,783
08/15/2051	5.000%	2,405,000	2,169,898
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
Friendship Village St. Louis
Series 2017
09/01/2048	5.000%	1,000,000	960,362
Total			13,330,443
Nebraska 1.8%
Central Plains Energy Project(b)
Revenue Bonds
Subordinated Series 2025A-1 (Mandatory Put 08/01/31)
08/01/2055	5.000%	3,000,000	3,222,668
Nebraska Public Power District
General Refunding Revenue Bonds
Series 2016B
01/01/2037	5.000%	7,435,000	7,444,919
Omaha Public Power District
Revenue Bonds
Series 2023A
02/01/2038	5.000%	1,200,000	1,346,636
Series 2025B
02/01/2043	5.000%	10,540,000	11,487,400
02/01/2044	5.000%	3,800,000	4,104,943
Total			27,606,566
Nevada 0.8%
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2031	5.000%	1,000,000	1,025,267
09/01/2033	5.000%	1,000,000	1,022,860
County of Clark
Revenue Bonds
Series 2023
07/01/2039	5.000%	5,000,000	5,586,447
County of Clark Department of Aviation
Refunding Revenue Bonds
Subordinated Series 2017A-2
07/01/2040	5.000%	4,000,000	4,085,745
Columbia Intermediate Duration Municipal Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Nevada Department of Business & Industry(c)
Revenue Bonds
Somerset Academy
Series 2018A
12/15/2029	4.500%	255,000	255,075
Total			11,975,394
New Jersey 4.8%
New Jersey Economic Development Authority
Prerefunded 12/15/26 Revenue Bonds
Series 2016BBB
06/15/2030	5.500%	2,500,000	2,571,618
Revenue Bonds
Transportation Project
Series 2020
11/01/2036	5.000%	5,000,000	5,352,304
New Jersey Higher Education Student Assistance Authority(f)
Refunding Revenue Bonds
Series 2025-1B
12/01/2034	5.000%	2,570,000	2,813,852
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Federal Highway Reimbursement
Series 2018
06/15/2030	5.000%	1,000,000	1,008,745
06/15/2031	5.000%	1,000,000	1,008,534
Series 2024AA
06/15/2041	5.250%	1,000,000	1,131,764
Transportation System
Series 2018A
12/15/2034	5.000%	1,500,000	1,594,176
Series 2019
12/15/2033	5.000%	3,000,000	3,263,250
Revenue Bonds
Series 2019BB
06/15/2036	4.000%	1,000,000	1,021,733
06/15/2044	4.000%	2,500,000	2,436,444
06/15/2050	4.000%	3,500,000	3,200,508
Series 2020AA
06/15/2038	4.000%	1,000,000	1,017,943
Transportation Program
Series 2019
06/15/2037	5.000%	4,465,000	4,705,992
Series 2024CC
06/15/2035	5.000%	4,250,000	4,971,470
Series 2025AA
06/15/2037	5.000%	2,500,000	2,907,573
06/15/2038	5.000%	1,700,000	1,959,650
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Transportation Trust Fund Authority(d)
Revenue Bonds
Capital Appreciation Transportation System
Series 2006C (AGM)
12/15/2032	0.000%	5,000,000	4,111,994
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2017E
01/01/2029	5.000%	1,500,000	1,575,669
Series 2024C
01/01/2042	5.000%	7,000,000	7,719,295
Revenue Bonds
Series 2025B
01/01/2034	5.000%	6,430,000	7,501,922
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2031	5.000%	2,750,000	2,873,874
06/01/2032	5.000%	2,000,000	2,083,208
06/01/2033	5.000%	1,500,000	1,557,607
06/01/2034	5.000%	2,000,000	2,067,257
06/01/2046	5.250%	2,440,000	2,429,927
Total			72,886,309
New Mexico 0.2%
City of Santa Fe
Revenue Bonds
El Castillo Retirement Project
Series 2019
05/15/2044	5.000%	1,350,000	1,337,396
County of Bernalillo
Refunding Revenue Bonds
Series 1998
04/01/2027	5.250%	1,325,000	1,334,704
Total			2,672,100
New York 8.8%
Buffalo & Erie County Industrial Land Development Corp.
Refunding Revenue Bonds
Charter School For Applied Technologies Project
Series 2017
06/01/2035	5.000%	1,000,000	1,018,107
Revenue Bonds
Tapestry-Charter School Project
Series 2017
08/01/2037	5.000%	1,300,000	1,311,485
08/01/2047	5.000%	1,000,000	970,035

Columbia Intermediate Duration Municipal Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Build Resource Corp.(f)
Revenue Bonds
Airport Facilities
Series 2025
07/01/2042	5.500%	1,135,000	1,242,211
07/01/2043	5.500%	730,000	789,924
City of New York
Unlimited General Obligation Bonds
Series 2018E-1
03/01/2034	5.250%	3,000,000	3,157,554
03/01/2035	5.250%	2,500,000	2,626,957
03/01/2037	5.000%	1,120,000	1,165,975
Subordinated Series 2023E-1
04/01/2043	5.250%	6,000,000	6,508,156
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2034	5.000%	5,000,000	5,120,049
Long Island Power Authority
Refunding Revenue Bonds
Series 2024A
09/01/2041	5.000%	1,575,000	1,758,465
Revenue Bonds
Green Bonds
Series 2023E
09/01/2037	5.000%	900,000	1,026,722
09/01/2038	5.000%	1,500,000	1,697,752
Metropolitan Transportation Authority
Refunding Revenue Bonds
Green Bonds
Series 2017C-1
11/15/2034	5.000%	1,815,000	1,901,042
Revenue Bonds
Series 2016C-1
11/15/2036	5.000%	2,325,000	2,354,677
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2016B-1
08/01/2034	5.000%	4,000,000	4,041,078
Subordinated Series 2017F-1
05/01/2038	5.000%	4,000,000	4,095,905
Subordinated Series 2018
08/01/2036	5.000%	5,555,000	5,835,696
Subordinated Series 2024F-1
02/01/2037	5.000%	5,000,000	5,694,534
New York Energy Finance Development Corp.(b)
Revenue Bonds
Series 2025 (Mandatory Put 12/01/33)
07/01/2056	5.000%	2,900,000	3,090,589
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York Power Authority
Revenue Bonds
Green Transmission Project
Series 2023A (AGM)
11/15/2039	5.250%	400,000	462,680
New York State Dormitory Authority
Refunding Revenue Bonds
Iona University
Series 2025
07/01/2032	5.000%	395,000	454,276
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2035	4.000%	1,500,000	1,519,148
Northwell Health Obligated Group
Series 2025
05/01/2031	5.000%	6,750,000	7,588,093
Series 2018A
03/15/2037	5.250%	1,695,000	1,793,147
Series 2024B
03/15/2033	5.000%	3,250,000	3,811,932
Series 2025C
03/15/2036	5.000%	1,000,000	1,185,230
Revenue Bonds
Series 2024A
03/15/2041	5.000%	5,000,000	5,573,695
New York State Thruway Authority
Junior Refunding Revenue Bonds
Series 2026A
01/01/2038	5.000%	500,000	585,546
Refunding Revenue Bonds
Series 2024P
01/01/2038	5.000%	2,200,000	2,525,814
01/01/2041	5.000%	1,000,000	1,120,241
New York State Urban Development Corp.
Revenue Bonds
Series 2023A
03/15/2035	5.000%	5,000,000	5,814,314
New York Transportation Development Corp.(f)
Revenue Bonds
Delta Air Lines, Inc. LaGuardia
Series 2020
10/01/2035	5.000%	6,000,000	6,370,347
10/01/2045	4.375%	1,500,000	1,418,550
John F. Kennedy International Airport New Terminal One Project
Series 2024
06/30/2040	5.250%	1,125,000	1,207,546
06/30/2041	5.250%	1,580,000	1,688,473
Series 2025
06/30/2040	6.000%	500,000	569,979
Columbia Intermediate Duration Municipal Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
LaGuardia Airport Terminal C&D
Series 2023
04/01/2035	6.000%	2,500,000	2,766,209
Sustainable Bonds - John F. Kennedy International Airport New Terminal One Project
Series 2023
06/30/2039	5.500%	1,000,000	1,075,718
06/30/2040	5.500%	1,150,000	1,227,860
Port Authority of New York & New Jersey(f)
Refunding Revenue Bonds
Consolidated Bonds
Series 2022
08/01/2039	5.000%	2,000,000	2,162,804
Series 2023-238
07/15/2038	5.000%	4,300,000	4,713,561
Series 2023-242
12/01/2038	5.000%	1,400,000	1,540,356
State of New York
Unlimited General Obligation Bonds
Series 2023B
03/15/2039	5.000%	2,155,000	2,451,255
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Green Bonds
Series 2023C
11/15/2040	5.250%	1,000,000	1,133,260
MTA Bridges and Tunnels
Series 2023
11/15/2038	5.000%	1,000,000	1,121,014
Series 2025
11/15/2035	5.000%	3,500,000	4,179,098
Revenue Bonds
Series 2024A-1
05/15/2039	5.000%	1,500,000	1,699,589
05/15/2040	5.000%	1,750,000	1,956,261
05/15/2041	5.000%	2,500,000	2,780,064
TBTA Capital Lockbox - City Sales Tax
Series 2023A
05/15/2040	5.000%	875,000	968,328
TBTA Capital Lockbox Fund
Series 2025
12/01/2036	5.000%	1,425,000	1,682,164
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2036	5.000%	1,000,000	1,013,460
06/01/2041	5.000%	1,000,000	1,005,612
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Westchester County Local Development Corp.
Revenue Bonds
New York Blood Center Project
Series 2024
07/01/2035	5.000%	1,500,000	1,663,478
Total			134,236,015
North Carolina 1.0%
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
The Arc of North Carolina
Series 2017
10/01/2034	5.000%	2,325,000	2,343,699
North Carolina Medical Care Commission
Refunding Revenue Bonds
Presbyterian Homes
Series 2016C
10/01/2031	4.000%	1,000,000	1,004,594
Sharon Towers
Series 2019A
07/01/2029	4.000%	1,970,000	1,997,389
Revenue Bonds
Presbyterian Homes
Series 2020
10/01/2045	4.000%	660,000	581,370
10/01/2045	5.000%	1,500,000	1,502,700
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2015A
01/01/2031	5.000%	2,000,000	2,014,530
North Carolina Turnpike Authority
Revenue Bonds
Senior Lien - Triangle Expressway
Series 2019
01/01/2049	5.000%	1,500,000	1,513,036
University of North Carolina at Greensboro
Refunding Revenue Bonds
General
Series 2017
04/01/2035	4.000%	1,200,000	1,222,008
04/01/2036	4.000%	1,000,000	1,016,453
University of North Carolina at Wilmington
Refunding Revenue Bonds
Student Housing Projects
Series 2016
06/01/2031	4.000%	2,040,000	2,046,496
Total			15,242,275

Columbia Intermediate Duration Municipal Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ohio 1.3%
American Municipal Power, Inc.
Refunding Revenue Bonds
Combined Hydroelectric Projects
Series 2025
02/15/2036	5.000%	500,000	576,576
02/15/2042	5.000%	945,000	1,022,340
Columbus Regional Airport Authority(f)
Refunding Revenue Bonds
John Glenn Columbus International Airport
Series 2025
01/01/2036	5.000%	3,510,000	3,925,775
01/01/2042	5.250%	4,175,000	4,513,813
County of Franklin
Revenue Bonds
OPRS Communities
Series 2016C
07/01/2029	5.000%	2,000,000	2,011,102
County of Miami
Improvement Refunding Bonds
Kettering Health Network
Series 2019
08/01/2045	5.000%	2,220,000	2,246,996
State of Ohio
Unlimited General Obligation Bonds
Series 2022A
03/01/2037	5.000%	1,000,000	1,135,778
03/01/2038	5.000%	1,500,000	1,692,523
03/01/2039	5.000%	2,000,000	2,241,792
Total			19,366,695
Oklahoma 0.3%
Oklahoma County Finance Authority
Revenue Bonds
Midwest City-Del City Public Schools Project
Series 2024 (BAM)
10/01/2038	5.000%	1,000,000	1,130,701
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2037	5.250%	2,750,000	2,794,851
11/15/2045	5.250%	250,000	250,302
Total			4,175,854
Oregon 0.9%
Lincoln County School District(d)
Unlimited General Obligation Bonds
Series 2025
06/15/2035	0.000%	1,000,000	1,145,380
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow(d)
Unlimited General Obligation Bonds
Series 2017A
06/15/2033	0.000%	7,160,000	5,328,549
Oregon State Lottery
Revenue Bonds
Series 2024A
04/01/2041	5.000%	1,350,000	1,511,685
State of Oregon Department of Transportation
Revenue Bonds
Series 2022A
11/15/2038	5.000%	2,000,000	2,232,798
11/15/2039	5.000%	2,145,000	2,381,168
State of Oregon Housing & Community Services Department
Revenue Bonds
Hollywood HUB Apartments Project
Series 2024 (Mandatory Put 01/01/29)
01/10/2048	4.000%	1,000,000	1,022,802
Total			13,622,382
Pennsylvania 4.2%
Berks County Industrial Development Authority
Refunding Revenue Bonds
Highlands at Wyomissing
Series 2017
05/15/2032	5.000%	1,050,000	1,070,132
05/15/2047	5.000%	1,630,000	1,598,104
Revenue Bonds
Highlands at Wyomissing
Series 2017
05/15/2042	5.000%	1,655,000	1,662,764
Bucks County Industrial Development Authority
Refunding Revenue Bonds
Pennswood Village Project
Series 2018
10/01/2037	5.000%	1,250,000	1,270,209
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018
06/01/2029	5.000%	1,500,000	1,584,848
06/01/2032	5.000%	1,000,000	1,050,239
06/01/2033	5.000%	1,250,000	1,310,047
06/01/2034	5.000%	1,000,000	1,046,483
06/01/2035	5.000%	1,000,000	1,044,072
Cumberland County Municipal Authority
Refunding Revenue Bonds
Diakon Lutheran Social Ministries
Series 2015
01/01/2027	5.000%	975,000	976,302
01/01/2028	5.000%	1,470,000	1,471,964
Columbia Intermediate Duration Municipal Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Delaware River Joint Toll Bridge Commission
Revenue Bonds
Series 2017
07/01/2033	5.000%	2,250,000	2,326,522
Delaware River Port Authority
Revenue Bonds
Series 2018A
01/01/2036	5.000%	2,000,000	2,118,166
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2039	5.000%	2,500,000	2,539,623
Lancaster County Hospital Authority
Revenue Bonds
Moravian Manors, Inc. Project
Series 2019A
06/15/2044	5.000%	1,000,000	929,247
Montgomery County Higher Education and Health Authority
Refunding Revenue Bonds
Thomas Jefferson University Project
Series 2019
09/01/2044	4.000%	1,000,000	909,728
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Acts Retirement - Life Communities
Series 2016
11/15/2036	5.000%	4,315,000	4,364,707
Meadowood Senior Living Project
Series 2018
12/01/2038	5.000%	1,000,000	1,015,218
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2016
08/15/2026	5.000%	3,770,000	3,816,486
Pennsylvania Economic Development Financing Authority(f)
Revenue Bonds
The PennDOT Major Bridges Package One Project
Series 2022
06/30/2039	5.500%	5,690,000	6,221,866
Pennsylvania Higher Education Assistance Agency(f)
Revenue Bonds
Series 2025-1A
06/01/2033	5.000%	2,050,000	2,231,158
Pennsylvania Higher Educational Facilitites Authority
Revenue Bonds
Trustees of the University of Pennsylvania (The)
Series 2025
02/15/2035	5.000%	4,190,000	4,954,257
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Subordinated Series 2017-3
12/01/2037	4.000%	2,975,000	3,002,385
Subordinated Series 2024
06/01/2032	5.000%	1,000,000	1,142,685
Revenue Bonds
Series 2017A-1
12/01/2037	5.000%	1,250,000	1,290,820
Series 2018A-2
12/01/2036	5.000%	2,500,000	2,644,700
Subordinated Series 2017A
12/01/2042	5.500%	3,000,000	3,054,179
Subordinated Series 2017B-1
06/01/2042	5.000%	5,450,000	5,537,196
Philadelphia Housing Authority
Revenue Bonds
PHADC Acquisition Program
Series 2025
03/01/2036	5.000%	2,265,000	2,532,021
Total			64,716,128
Rhode Island 0.1%
Rhode Island Turnpike & Bridge Authority
Refunding Revenue Bonds
Series 2016A
10/01/2033	5.000%	1,300,000	1,304,554
South Carolina 1.6%
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Episcopal Home Still Hopes
Series 2018
04/01/2038	5.000%	2,000,000	2,013,371
Prisma Health Obligated Group
Series 2018
05/01/2036	5.000%	7,000,000	7,287,294
Revenue Bonds
Bon Secours Mercy Health, Inc.
Series 2025
11/01/2042	5.250%	1,125,000	1,250,759
Lutheran Homes of South Carolina Obligation Group
Series 2013
05/01/2028	5.000%	2,205,000	2,205,321
Novant Health Obligated Group
Series 2024
11/01/2041	5.250%	2,500,000	2,780,161
Wofford College Project
Series 2019
04/01/2038	5.000%	930,000	973,940

Columbia Intermediate Duration Municipal Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina Public Service Authority
Refunding Revenue Bonds
Series 2016A
12/01/2030	5.000%	4,000,000	4,032,799
Series 2016B
12/01/2032	5.000%	3,265,000	3,328,124
Revenue Bonds
Series 2025A
12/01/2042	5.000%	1,250,000	1,364,562
Total			25,236,331
South Dakota 0.3%
South Dakota Health & Educational Facilities Authority
Revenue Bonds
Regional Health
Series 2017
09/01/2029	5.000%	1,700,000	1,755,982
09/01/2030	5.000%	2,250,000	2,321,505
Total			4,077,487
Tennessee 1.6%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2029	5.000%	1,000,000	1,000,641
Knox County Health Educational & Housing Facility Board
Refunding Revenue Bonds
Covenant Health Services
Series 2016A
01/01/2042	5.000%	5,815,000	5,867,449
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
Vanderbilt University Medical Center
Series 2016
07/01/2031	5.000%	1,000,000	1,009,817
Metropolitan Government of Nashville & Davidson County Electric
Revenue Bonds
Series 2024A
05/15/2041	5.000%	2,000,000	2,236,148
05/15/2042	5.000%	2,250,000	2,488,613
Metropolitan Nashville Airport Authority (The)(f)
Revenue Bonds
Subordinated Series 2019B
07/01/2044	5.000%	2,000,000	2,037,857
Tennessee Energy Acquisition Corp.
Refunding Revenue Bonds
Series 2025A
12/01/2035	5.000%	4,700,000	5,062,340
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tennessee Energy Acquisition Corp.(b)
Revenue Bonds
Series 2021 (Mandatory Put 11/01/31)
05/01/2052	5.000%	4,000,000	4,293,800
Total			23,996,665
Texas 6.7%
Austin Independent School District
Unlimited General Obligation Bonds
Series 2023
08/01/2039	5.000%	2,000,000	2,218,280
08/01/2040	5.000%	3,000,000	3,306,283
Bexar County Health Facilities Development Corp.
Refunding Revenue Bonds
Army Retirement Residence Foundation
Series 2018
07/15/2033	5.000%	1,000,000	1,021,985
Bexar County Hospital District
Limited General Obligation Refunding Bonds
Series 2019
02/15/2034	5.000%	1,000,000	1,046,256
02/15/2038	5.000%	1,250,000	1,296,225
Board of Regents of the University of Texas System
Revenue Bonds
Series 2025A
08/15/2030	5.000%	2,600,000	2,905,861
Central Texas Turnpike System
Refunding Revenue Bonds
Second Tier
Series 2024C
08/15/2040	5.000%	1,000,000	1,117,479
City of Austin Airport System
Revenue Bonds
Series 2017A
11/15/2035	5.000%	1,000,000	1,015,785
City of Austin Electric Utility
Refunding Revenue Bonds
Series 2023
11/15/2040	5.000%	5,000,000	5,579,264
City of Garland Electric Utility System
Refunding Revenue Bonds
Series 2019
03/01/2037	5.000%	1,700,000	1,790,424
City of Houston Airport System
Refunding Revenue Bonds
Subordinated Series 2018B
07/01/2030	5.000%	1,375,000	1,454,060
Subordinated Series 2018D
07/01/2035	5.000%	2,500,000	2,619,839
Columbia Intermediate Duration Municipal Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
United Airlines, Inc.
Series 2024B
07/15/2033	5.250%	5,000,000	5,414,579
City of Houston Airport System(f)
Refunding Revenue Bonds
Subordinated Series 2023A (AGM)
07/01/2040	5.250%	3,780,000	4,148,620
City of Houston Combined Utility System
Refunding Revenue Bonds
1st Lien
Series 2016B
11/15/2034	5.000%	5,000,000	5,087,767
First Lien
Subordinated Series 2024A
11/15/2037	5.000%	2,000,000	2,299,349
City of San Antonio Electric & Gas Systems
Revenue Bonds
Series 2024A
02/01/2043	5.250%	2,000,000	2,226,360
Grand Parkway Transportation Corp.(g)
Revenue Bonds
Convertible
Subordinated Series 2013
10/01/2030	5.050%	1,000,000	1,071,074
Houston Higher Education Finance Corp.
Revenue Bonds
Rice University Project
Series 2024
05/15/2034	5.000%	10,000,000	11,769,617
Mission Economic Development Corp.(b)
Revenue Bonds
Graphic Packaging International LLC Project
Series 2025 (Mandatory Put 06/01/30)
12/01/2064	5.000%	1,550,000	1,608,025
New Hope Cultural Education Facilities Finance Corp.(h)
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2036	0.000%	2,250,000	2,053,125
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
NCCD-College Station Properties LLC
Series 2015A
07/01/2030	5.000%	7,800,000	7,756,040
North Texas Tollway Authority
Refunding Revenue Bonds
1st Tier
Series 2017A
01/01/2034	5.000%	1,000,000	1,021,913
01/01/2048	5.000%	5,000,000	5,070,182
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Texas Tollway Authority(d)
Refunding Revenue Bonds
First Tier
Series 2008 (AGM)
01/01/2036	0.000%	10,000,000	7,198,760
Plano Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2038	5.000%	1,400,000	1,557,941
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Air Force Villages Project
Series 2016
05/15/2045	5.000%	5,145,000	4,923,636
Buckner Retirement Services
Series 2017
11/15/2037	5.000%	2,175,000	2,207,434
11/15/2046	5.000%	1,250,000	1,208,923
Revenue Bonds
Buckner Retirement Services
Series 2016B
11/15/2046	5.000%	2,000,000	1,934,277
Texas Municipal Gas Acquisition & Supply Corp. VI
Revenue Bonds
Series 2025
01/01/2036	5.000%	5,000,000	5,419,907
Texas Transportation Commission(d)
Revenue Bonds
First Tier Toll
Series 2019
08/01/2038	0.000%	550,000	317,408
Texas Water Development Board
Revenue Bonds
State Water Implementation Fund
Series 2018
10/15/2038	5.000%	3,000,000	3,151,125
Total			102,817,803
Utah 0.5%
City of Salt Lake City Airport(f)
Revenue Bonds
Series 2023A
07/01/2038	5.250%	1,450,000	1,609,534
Intermountain Power Agency
Revenue Bonds
Series 2023A
07/01/2037	5.000%	1,000,000	1,117,074
Point Phase 1 Public Infrastructure District No. 1
Revenue Bonds
Series 2025A-1
03/01/2045	5.875%	3,000,000	3,101,073

Columbia Intermediate Duration Municipal Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Salt Lake City Corp. Airport
Revenue Bonds
Series 2017B
07/01/2032	5.000%	1,000,000	1,032,851
07/01/2033	5.000%	1,000,000	1,031,673
Total			7,892,205
Vermont 0.7%
Vermont Educational & Health Buildings Financing Agency
Refunding Revenue Bonds
University of Vermont Medical Center
Series 2016A
12/01/2033	5.000%	10,000,000	10,050,385
Virginia 0.1%
Henrico County Economic Development Authority
Refunding Revenue Bonds
Westminster Canterbury Project
Series 2018
10/01/2037	5.000%	1,000,000	1,010,937
Washington 2.5%
City of Seattle Municipal Light & Power
Refunding Revenue Bonds
Series 2024
10/01/2042	5.000%	6,245,000	6,924,771
City of Tacoma Electric System
Refunding Revenue Bonds
Series 2024B
01/01/2038	5.000%	500,000	568,630
Energy Northwest
Refunding Revenue Bonds
Columbia Generating Station
Series 2023
07/01/2039	5.000%	4,000,000	4,491,600
Series 2024A
07/01/2038	5.000%	5,500,000	6,296,696
FYI Properties
Refunding Revenue Bonds
Green Bonds - State of Washington DIS Project
Series 2019
06/01/2031	5.000%	5,000,000	5,288,380
King County Public Hospital District No. 1
Limited General Obligation Refunding Bonds
Valley Medical Center
Series 2017
12/01/2031	5.000%	4,000,000	4,069,098
Port of Seattle(f)
Refunding Revenue Bonds
Intermediate Lien
Series 2024
07/01/2040	5.250%	5,000,000	5,595,750
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Intermediate Lien
Subordinated Series 2019
04/01/2044	4.000%	1,000,000	937,936
University of Washington
Revenue Bonds
Series 2024A
04/01/2038	5.000%	500,000	570,706
Washington State Housing Finance Commission(c)
Refunding Revenue Bonds
Horizon House Project
Series 2017
01/01/2029	5.000%	840,000	854,651
01/01/2038	5.000%	2,000,000	2,000,176
Total			37,598,394
West Virginia 0.7%
West Virginia Economic Development Authority(b),(f)
Revenue Bonds
Commercial Metals Co. Project
Series 2025 (Mandatory Put 05/15/32)
04/15/2055	4.625%	3,450,000	3,528,119
West Virginia Economic Development Authority(b),(c),(f)
Revenue Bonds
Core Natural Resources, Inc. Project
Series 2025 (Mandatory Put 03/27/35)
01/01/2055	5.450%	750,000	818,533
West Virginia Hospital Finance Authority
Revenue Bonds
University Healthcare System
Series 2017
06/01/2042	5.000%	3,665,000	3,708,080
West Virginia University(d)
Revenue Bonds
University System Project
Series 2019A (AMBAC)
04/01/2030	0.000%	3,460,000	3,028,319
Total			11,083,051
Wisconsin 1.1%
Public Finance Authority
Refunding Revenue Bonds
Fellowship Senior Living Project
Series 2019A
01/01/2046	4.000%	2,000,000	1,654,606
Mountain Island Charter Schools
Series 2017
07/01/2037	5.000%	820,000	820,359
07/01/2047	5.000%	1,000,000	945,714
Columbia Intermediate Duration Municipal Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Retirement Housing Foundation
Series 2017 Escrowed to Maturity
11/15/2029	5.000%	2,500,000	2,702,034
11/15/2030	5.000%	1,620,000	1,780,780
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2041	5.000%	250,000	260,275
Public Finance Authority(c)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2037	5.250%	1,000,000	1,014,479
Wisconsin Center District
Refunding Revenue Bonds
Junior Dedicated
Series 1999 (AGM)
12/15/2027	5.250%	845,000	872,608
Wisconsin Center District(d)
Revenue Bonds
Senior Dedicated - Milwaukee Arena Project
Series 2016
12/15/2033	0.000%	2,200,000	1,664,296
12/15/2034	0.000%	6,665,000	4,831,351
Total			16,546,502
Total Municipal Bonds (Cost $1,476,128,607)			1,489,910,861

Municipal Short Term 0.1%
Issue Description	Yield	Principal Amount ($)	Value ($)
Illinois 0.1%
Illinois Finance Authority(b),(c)
Revenue Bonds
Series 2025 (Mandatory Put 07/02/35)
12/01/2043	4.470%	1,000,000	1,040,370
Total Municipal Short Term (Cost $1,000,000)			1,040,370

Total Investments in Securities (Cost $1,500,148,607)	1,513,971,231
Other Assets & Liabilities, Net	12,164,153
Net Assets	$1,526,135,384
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2026.

(c)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2026, the total value of these securities amounted to $38,222,839, which represents 2.50% of total net assets.

(d)	Zero coupon bond.
(e)	Variable rate security. The interest rate shown was the current rate as of January 31, 2026.
(f)	Income from this security may be subject to alternative minimum tax.
(g)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2026.

(h)	Represents a security in default.
(i)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2026, the total value of these securities amounted to $2,336,815, which represents 0.15% of total net assets.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.

Columbia Intermediate Duration Municipal Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Intermediate Duration Municipal Bond Fund, January 31, 2026 (Unaudited)
Abbreviation Legend (continued)
HUD	U.S. Department of Housing and Urban Development
MTA	Monthly Treasury Average
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Intermediate Duration Municipal Bond Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT167_10_T01_(03/26)